Liabilities - Schedule of flow through premium liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities [Abstract]
Balance, beginning of period	$ 0	$ 0
Excess of subscription price over fair value of flow through common shares	199	261
Foreign currency translation adjustment	1	(3)
Income tax recovery	(148)	(258)	$ (32)
Balance, end of period	$ 52	$ 0	$ 0